SUBSEQUENT EVENTS (Details)	Apr. 29, 2020 USD ($)	Apr. 29, 2020 GBP (£)	Apr. 23, 2020 USD ($)	Apr. 23, 2020 CAD ($)
Subsequent Event
Subsequent Event [Line Items]
Commercial paper issued	$ 748,000,000	£ 600,000,000	$ 338,000,000	$ 465,000,000